UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church St., Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Prospector Partners Asset Management, LLC, 370 Church St., Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  June 30, 2011

Item 1. Report to Stockholders.

Prospector Capital Appreciation Fund
Prospector Opportunity Fund

Semi-Annual Report
www.prospectorfunds.com	June 30, 2011

PROSPECTOR FUNDS, INC.

July 28, 2011

Dear Shareholders of the Prospector Capital Appreciation Fund and Prospector Opportunity Fund:

So far 2011 has been a roller coaster ride for equity investors.  In a pattern reminiscent of 2010, although more muted, the stock market rallied during the first four months before correcting in the May/June time frame.  The unmanaged S&P 500 Index rose 6.0% during the first half of 2011, despite a 3.6% pullback during May and June.

Markets don’t move in straight lines, and the recent rough patch for equities isn’t shocking given the lackluster U.S. economy. Nevertheless it’s been unpleasant with significant macroeconomic concerns all around: Quantitative Easing 2 ending, the European sovereign debt turmoil, and the nasty political debate in the U.S. regarding the debt ceiling.

A significant buttress to the 27 month stock market rally from the March 2009 financial crisis lows has been Fed policy of Quantitative Easing, which resulted in easing liquidity concerns, stimulating economic growth, and enabling banks to rebuild balance sheet strength by helping to keep short term interest rates near zero.  The second iteration of this policy (QE2) ended in June 2011, leaving investors less confident that short term interest rates will remain low.  While the Fed may lighten it’s stimulative hand, we can’t imagine it knowingly placing the recovery at risk.  We have a democracy where few voters want short-term pain for possible long-term benefit.  In our experience, the Fed only countenances recessions when runaway inflation, excessive financial speculation, a dollar crisis or other unacceptable alternatives genuinely threaten.

The European sovereign debt crisis keeps returning to investor consciousness as the eurozone finance ministers’ strategies of bailouts and austerity have so far failed to convince fixed income markets of their ultimate success.  As an example, The Greek Tragedy grinds on.  Latest reports have the country borrowing more than current interest and principal payments. This reminds us of the aggressive lending techniques employed in the latter stages of the housing bubble in the U.S.  Why default when there is zero net debt service cash outflow?  Why keep giving them money when it’s likely past and future loans won’t be repaid in full?  The ultimate bill keeps growing.  We are starting to think that one or more painful defaults are inevitable. With all the forewarnings, however, its secondary effects may not be all that bad.  Further complicating the situation is an effort by politicians and regulators to keep speculators from reaping profit.

The United States Congress is hardly distinguishing itself in the current debate over the raising of the debt ceiling.  If the August 2 deadline passes without a resolution, certain bills will go unpaid and the U.S.’s credit rating is likely to lose an A.  It seems unlikely that our government would allow a self-inflicted wound like this to strike our fragile recovery when so many other significant macro risks lurk.

Prospector Principles of Convertible Security Investing

One of the more distinctive characteristics of Prospector Funds is our use of convertible securities in our quest to deliver solid risk adjusted returns to our shareholders.  This asset class is not homogeneous: each security has specific terms and conditions that make it unique. Despite this characterization, Prospector does have a generalized investment approach:

1. We usually reject converts where the company can force conversion, i.e. mandatories. When others control the process, a “heads-we-lose, tails-they-win” situation often develops.

PROSPECTOR FUNDS, INC.

2. We primarily look for bonds selling less than 15% above their “bond” value. (By this we mean their value if they couldn’t be converted into common stock.) We use this strategy to help limit downside risk.

3. We look for 2-to-5 year put or maturity dates. Less, and long-term appreciation doesn’t have time to work; more, and the bond value is at risk to higher interest rates.

4. Based upon analysis incorporating bond value and the value of shares we could obtain by converting, we calculate upside potential and downside risk for each convert. Ideally we would like the convert’s potential return from its stock rising 25% to be twice the loss from the stock falling 25% (i.e. stock up 25%, bond up 10% – stock down 25%, bond down 5%).

5. We rarely buy a truly great company’s convert – remember there may be more money to be made in its common stock. Usually it is a situation involving a decent business with a competent management team that attracts us…we’re less sure of the future and our belief is that a convert with appropriate upside/downside participation may be best for your portfolio.

Prospector Capital Appreciation Highlights

Portfolio positives in the first half included investments in Healthcare, Utilities, Energy, and Paper & Forest Products.  Our utility star, First Energy, was obtained at an attractive discount through corporate action.  Hopefully there will be follow-on electricity sector successes. Two of our forest/paper holdings, Domtar and Timberwest, were top 10 winners, due to strong cash flow and a takeover, respectively.  Johnson and Johnson (J&J) and Pfizer were healthcare winners.  J&J, a high-quality company was exceptionally cheap and seems on its way to solving operational problems and recapturing investor confidence. J&J also figured as our second largest purchase during the six month period.  We continue increasing it and the portfolio’s other traditional blue chip positions.  (See our February 5, 2011 letter.)

Our fourth largest purchase during the second quarter was Amgen convertible bonds. Other significant convertible purchases include USEC, Medtronic and Edison Mission. This activity was not enough to offset our sales and redemptions and, as a result, this asset class has drifted down to 21% of your portfolio.  Importantly, we are focused on finding specific, attractive securities, not maintaining a strict asset class allocation. In a perfect world, however, we’d have more convertibles than currently.

Our significant investment in the shares of gold miners continued to disappoint, especially given elemental gold’s 5.6% appreciation.  We stubbornly expect the long-observed price correlation of gold and gold mining stocks to eventually reassert itself.

Prospector Opportunity Fund Highlights

Portfolio positives in the first half of 2011 included investments in Managed Care and Consumer Staples.  Significant gains in Wellpoint, Humana, and Molina Healthcare were driven by increased volume and price due to the Obamacare mandate that 30 million Americans enter the insured system for the first time. Cash flow generation has been prodigious at these companies, which have been selling for an average free cash flow yield of 10%.   Consumer staples companies such as Church and Dwight, owner of brands such as Arm & Hammer and Trojan, as well as Foster’s Group, the Australian brewer, also helped portfolio results.

PROSPECTOR FUNDS, INC.

Corporate actions also played a positive role in Fund performance.  Our largest individual gainer was Marathon Oil, which split itself up into two pieces.  Our second largest gainer was American Medical Holdings, which was acquired in a cash transaction at a 34% premium by Endo Pharmaceuticals.

Four of our top five purchases during the first half of 2011 were financial companies.   This long lagging sector of the market is brimming with cheap stocks which we are gradually accumulating.   Banks have by and large weathered the credit cycle and appear poised to achieve their longer term earnings potential.   Insurance pricing has improved recently as the industry recovers from massive catastrophe losses over the past two years.

Outlook

Prospector’s investor letter does more than communicate to clients.  It serves as an organizational discipline and a focus point for our own reflection.  What are we doing?  Why?  How have our core beliefs fared in the marketplace?  What changes should we consider? Of course, much of this doesn’t find its way into the letter.  But what really matters? Valuations appear reasonable, interest rates are low and earnings have been growing.  Just as important are the background positives.  Our population is expanding. Technology brings consistent productive gains.  Corporations have been accumulating capital and the power of compound interest has continued to work in investors’ favor.  Finally (and unfortunately) the U.S. dollar is being steadily debased. These are all powerful positives that point to the potential for higher domestic stock prices.

We look forward with confidence.

Respectfully submitted,

John D. Gillespie	Richard P. Howard	Kevin R. O’Brien

Performance data quoted represents past performance; past performance does not guarantee future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds invest in smaller and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility. The Funds may hold restricted securities purchased through private placements. Such securities can be difficult to sell without experiencing delays or additional costs. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully disclosed in the prospectus.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

PROSPECTOR FUNDS, INC.

Free Cash Flow Yield  is an overall return evaluation ratio of a stock, which standardizes the free cash flow per share a company is expected to earn against its market price per share. The ratio is calculated by taking the free cash flow per share divided by the share price.measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Fund holdings and/or security allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments section in this report for a full listing of the Funds holdings.

Prospector Funds, Inc. are distributed by Quasar Distributors, LLC.

PROSPECTOR FUNDS, INC.

Capital Appreciation Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

			Since Inception(1) to
	One Year	Three Year	June 30, 2011
Capital Appreciation Fund	21.44%	4.42%	3.70%
S&P 500 Index(2)	30.69%	3.34%	-1.72%

(1)	September 28, 2007
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Opportunity Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

			Since Inception(1) to
	One Year	Three Year	June 30, 2011
Opportunity Fund	26.87%	8.40%	6.20%
Russell 2000 Index(2)	37.41%	7.77%	1.85%
Russell Midcap Index(3)	38.47%	6.46%	1.89%

(1)	September 28, 2007
(2)	An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. This index cannot be invested in directly.
(3)	An unmanaged mid-cap index that measures the performance of the 800 smallest companies in the Russell 1000 Index. This index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Expense Example
June 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, redemption fees, wire transfer fees, maintenance fee (IRA accounts), and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, shareholder servicing fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (01/01/11)	Value (06/30/11)	(01/01/11 to 06/30/11)
Capital Appreciation Actual(2)	$1,000.00	$1,020.70	$7.52
Capital Appreciation Hypothetical
(5% return before expenses)	1,000.00	1,017.36	7.50
Opportunity Actual(2)	1,000.00	1,050.40	7.63
Opportunity Hypothetical
(5% return before expenses)	1,000.00	1,017.36	7.50

(1)
Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.50% and 1.50% for Capital Appreciation Fund and Opportunity Fund, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/365 (to reflect the one-half year period).

(2)	Based on the actual returns for the six-month period ended June 30, 2011 of 2.07% and 5.04% for Capital Appreciation Fund and Opportunity Fund, respectively.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets)
as of June 30, 2011(1)(2)

Capital Appreciation Fund

Top 10 Holdings (% of net assets)
as of June 30, 2011(1)(3)

Capital Appreciation Fund

E.I. Du Pont de Nemours	4.3%
USEC, 3.000%, 10/01/2014	3.4%
Automatic Data Processing	3.3%
Nexen	3.2%
Gold Fields – ADR	3.1%
Marathon Oil	2.9%
Anixter International, 1.000%, 02/15/2013	2.9%
Newmont Mining	2.9%
Barrick Gold	2.8%
GenOn Energy	2.6%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3)	Invesco Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets)
as of June 30, 2011(1)(2)

Opportunity Fund

Top 10 Holdings (% of net assets)
as of June 30, 2011(1)(3)

Opportunity Fund

Newmont Mining	3.0%
Franklin Resources	2.6%
Platinum Underwriters Holdings	2.3%
Hess	2.1%
Marathon Oil	2.1%
Nexen	1.8%
WellPoint	1.7%
Oritani Financial	1.7%
Church & Dwight	1.7%
Gold Fields – ADR	1.6%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell anysecurity.
(2)	Sector allocation includes all investment types.
(3)	Invesco Treasury Portfolio excluded from top 10 holdings

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited)
June 30, 2011

Capital Appreciation Fund
Description	Shares	Value
COMMON STOCKS – 68.3%

Banks – 0.2%
Charter Financial	8,600	$85,140
Waterstone Financial*	6,400	14,400
		99,540
Chemicals – 4.3%
E.I. Du Pont de Nemours	47,200	2,551,160

Consumer Discretionary – 1.9%
DreamWorks Animation SKG, Class A*	10,200	205,020
Fortune Brands	12,700	809,879
New York Times, Class A*	3,800	33,136
Walt Disney	2,000	78,080
		1,126,115
Consumer Staples – 8.7%
Campbell Soup	21,200	732,460
Coca-Cola	4,200	282,618
Coca Cola Enterprises	21,600	630,288
Sara Lee	34,800	660,852
SUPERVALU	30,100	283,241
Tootsie Roll Industries	33,211	971,754
Walgreen	22,700	963,842
Wal-Mart Stores	10,800	573,912
		5,098,967
Energy – 10.8%
Clayton Williams Energy*	12,000	720,600
El Paso	14,500	292,900
Hess	7,400	553,224
Marathon Oil	32,500	1,712,100
Nexen	83,600	1,881,000
OPTI Canada*	88,800	10,128
Repsol YPF – ADR	33,400	1,160,984
USEC*	16,000	53,440
		6,384,376
Healthcare – 5.7%
Abbott Laboratories	12,700	668,274
Johnson & Johnson	21,100	1,403,572
Pfizer	63,600	1,310,160
		3,382,006

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2011

Capital Appreciation Fund
Description	Shares	Value
COMMON STOCKS – 68.3% (Continued)

Industrials – 0.8%
Curtiss-Wright	6,500	$210,405
Tyco International	4,900	242,207
		452,612
Information Technology – 5.3%
Automatic Data Processing	37,100	1,954,428
Hewlett-Packard	5,400	196,560
Microsoft	4,200	109,200
Xerox	80,100	833,841
		3,094,029
Insurance – 8.9%
Alterra Capital Holdings	18,500	412,550
Arch Capital Group*	12,000	383,040
Berkshire Hathaway, Class B*	11,500	889,985
Donegal Group, Class A	9,900	126,720
First American Financial	18,000	281,700
Loews	27,600	1,161,684
Platinum Underwriters Holdings	38,900	1,293,036
State Auto Financial	41,500	723,345
		5,272,060
Metals & Mining – 9.6%
AngloGold Ashanti – ADR	9,800	412,482
Barrick Gold	36,700	1,662,143
Gold Fields – ADR	124,700	1,819,373
Newmont Mining	31,200	1,683,864
Northgate Minerals*	37,300	96,980
		5,674,842
Paper & Forest Products – 2.8%
Domtar	13,201	1,250,398
Neenah Paper	19,700	419,216
		1,669,614
Real Estate – 2.3%
Forestar Group*	18,600	305,598
Post Properties	25,800	1,051,608
Thomas Properties Group*	2,900	9,309
		1,366,515

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2011

Capital Appreciation Fund
Description	Shares	Value
COMMON STOCKS – 68.3% (Continued)

Telecommunication Services – 0.8%
Telephone & Data Systems	14,800	$459,984

Utilities – 6.2%
Calpine – Escrow Shares*	1,075,000	115,563
FirstEnergy	34,454	1,521,144
GenOn Energy*	402,154	1,552,314
Public Service Enterprise Group	14,500	473,280
		3,662,301
Total Common Stocks
(Cost $37,122,087)		40,294,121
	Par
CONVERTIBLE BONDS – 21.0%

Consumer Staples – 2.5%
Archer Daniels
0.875%, 02/15/2014	$925,000	975,875
Chiquita Brands
4.250%, 08/15/2016	100,000	97,250
Smithfield Foods
4.000%, 06/30/2013	325,000	382,281
		1,455,406
Diversified Financial Services – 0.7%
Knight Capital
3.500%, 03/15/2015	100,000	93,625
PHH
4.000%, 09/01/2014	300,000	325,875
		419,500
Energy – 3.4%
USEC
3.000%, 10/01/2014	2,775,000	1,991,063

Healthcare – 5.9%
Amgen
0.375%, 02/01/2013	825,000	828,094
Charles River Laboratories International
2.250%, 06/15/2013	550,000	576,813
Chemed
1.875%, 05/15/2014	275,000	283,250

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2011

Capital Appreciation Fund
Description	Par	Value
CONVERTIBLE BONDS – 21.0% (Continued)

Healthcare – 5.9% (Continued)
Gilead Sciences
0.625%, 05/01/2013	$350,000	$415,187
Greatbatch
2.250%, 06/15/2013	750,000	756,563
Hologic
2.000%, 12/15/2013	150,000	145,500
Medtronic, Series B
1.625%, 04/15/2013	475,000	485,687
		3,491,094
Industrials – 1.2%
Alliant Techsystems
3.000%, 08/20/2014	75,000	83,344
AMR
6.250%, 10/15/2014	75,000	72,750
Trinity Industries
3.875%, 06/01/2036	525,000	547,969
		704,063
Information Technology – 4.2%
Advanced Micro Devices
5.750%, 08/15/2012	625,000	640,625
Anixter International
1.000%, 02/15/2013	1,425,000	1,690,406
Comtech Telecommunications
3.000%, 05/01/2029	175,000	183,750
		2,514,781
Metals & Mining – 1.7%
Kinross Gold
1.750%, 03/15/2028	700,000	696,500
1.750%, 03/15/2028 (a)	100,000	99,500
Northgate Minerals
3.500%, 10/01/2016	225,000	222,750
		1,018,750
Real Estate – 0.2%
Avatar Holdings
7.500%, 02/15/2016	100,000	100,000

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2011

Capital Appreciation Fund
Description	Par	Value
CONVERTIBLE BONDS – 21.0% (Continued)

Utilities – 1.2%
Unisource Energy
4.500%, 03/01/2035	$650,000	$699,562
Total Convertible Bonds
(Cost $12,034,165)		12,394,219

CORPORATE BOND – 1.4%

Utilities – 1.4%
Edison Mission Energy
7.000%, 05/15/2017
(Cost $795,465)	975,000	789,750

	Shares
CONVERTIBLE PREFERRED STOCK – 0.3%

Energy – 0.3%
El Paso Energy Capital Trust
(Cost $140,805)	4,000	178,080

SHORT-TERM INVESTMENT – 8.4%
Invesco Treasury Portfolio, 0.020%
(Cost $4,961,036)	4,961,036	4,961,036

Total Investments – 99.4%
(Cost $55,053,558)		58,617,206
Other Assets and Liabilities, Net – 0.6%		363,777
Total Net Assets – 100.0%		$58,980,983

*	Non-income producing security
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  As of June 30, 2011, the value of this investment was $99,500 or 0.2% of total net assets.

ADR – American Depository Receipt

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited)
June 30, 2011

Opportunity Fund
Description	Shares	Value
COMMON STOCKS – 91.4%

Banks – 14.6%
AJS Bancorp	8,958	$71,664
Cape Bancorp*	10,900	109,000
Chicopee Bancorp*	26,200	374,660
Clifton Savings Bancorp	22,500	248,400
Fifth Third Bancorp	62,100	791,775
First Connecticut Bancorp*	51,300	568,404
First Defiance Financial*	18,800	276,172
Fox Chase Bancorp	25,902	350,972
Guaranty Bancorp*	26,500	35,510
Hampden Bancorp	12,001	159,253
Metro Bancorp*	23,580	269,284
Northern Trust	15,500	712,380
Northwest Bancshares	53,600	674,288
Ocean Shore Holding	4,572	55,230
OmniAmerican Bancorp*	22,000	329,340
Oriental Financial Group	27,400	353,186
Oritani Financial	75,350	963,726
State Bancorp	32,314	431,069
Territorial Bancorp	21,900	453,768
ViewPoint Financial Group	47,100	649,980
Virginia Commerce Bancorp*	40,100	236,991
Westfield Financial	30,000	243,600
		8,358,652
Brokers – 0.7%
MF Global Holdings*	54,600	422,604

Chemicals – 1.7%
H.B. Fuller	21,900	534,798
RPM International	18,900	435,078
		969,876
Consumer Discretionary – 3.4%
American Eagle Outfitters	15,600	198,900
Fortune Brands	800	51,016
Home Depot	18,300	662,826
Matthews International, Class A	13,600	546,040
Morton’s Restaurant Group*	14,400	104,256
Yum! Brands	7,200	397,728
		1,960,766

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2011

Opportunity Fund
Description	Shares	Value
COMMON STOCKS – 91.4% (Continued)

Consumer Staples – 10.1%
Church & Dwight	23,400	$948,636
Clorox	11,700	789,048
Coca-Cola	9,500	639,255
Foster’s Group	110,900	612,569
Lancaster Colony	3,700	225,034
Molson Coors Brewing, Class B	18,100	809,794
PepsiCo	11,400	802,902
Treasury Wine Estates*	36,966	134,802
Viterra	10,600	115,183
Wal-Mart Stores	13,800	733,332
		5,810,555
Containers & Packaging – 0.8%
Silgan Holdings	11,300	462,961

Diversified Financial Services – 8.9%
Citigroup	15,070	627,515
Franklin Resources	11,500	1,509,835
Invesco	38,700	905,580
JPMorgan Chase	20,100	822,894
Leucadia National	25,600	872,960
PICO Holdings*	13,200	382,800
		5,121,584
Energy – 6.2%
Hess	16,400	1,226,064
Marathon Oil	23,100	1,216,908
Murphy Oil	1,300	85,358
Nexen	44,800	1,008,000
		3,536,330
Healthcare – 5.3%
Humana	4,200	338,268
Johnson & Johnson	6,800	452,336
Merck & Co.	11,248	396,942
Molina Healthcare*	13,050	353,916
Pfizer	26,100	537,660
WellPoint	12,300	968,871
		3,047,993

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2011

Opportunity Fund
Description	Shares	Value
COMMON STOCKS – 91.4% (Continued)

Industrials – 3.4%
Alliant Techsystems	4,800	$342,384
Briggs & Stratton	29,800	591,828
Celadon Group*	7,900	110,284
Graco	9,800	496,468
Tyco International	8,300	410,269
		1,951,233
Information Technology – 9.8%
Automatic Data Processing	10,500	553,140
BMC Software*	7,000	382,900
Cisco Systems	13,600	212,296
EMC*	13,800	380,190
Hewlett-Packard	10,900	396,760
Marvell Technology Group*	16,400	242,146
Microsoft	23,600	613,600
NCR*	24,500	462,805
NetApp*	10,000	527,800
Symantec*	8,800	173,536
Synopsys*	13,900	357,369
Visa, Class A	4,500	379,170
Xerox	41,270	429,621
Xilinx	13,300	485,051
		5,596,384
Insurance – 14.4%
Aflac	8,300	387,444
Alleghany*	882	293,803
Alterra Capital Holdings	35,900	800,570
AON	13,500	692,550
Arch Capital Group*	18,000	574,560
Arthur J. Gallagher	12,600	359,604
Aspen Insurance Holdings	14,800	380,804
Assurant	9,500	344,565
Berkshire Hathaway, Class B*	2,161	167,240
Catlin Group	24,100	155,530
Cincinnati Financial	19,100	557,338
CNA Financial	18,100	525,805
MetLife	10,500	460,635
Penn Millers Holding*	21,105	356,674

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2011

Opportunity Fund
Description	Shares	Value
COMMON STOCKS – 91.4% (Continued)

Insurance – 14.4% (Continued)
Platinum Underwriters Holdings	40,000	$1,329,600
Progressive	18,800	401,944
Unum Group	16,900	430,612
		8,219,278
Metals & Mining – 6.0%
Gold Fields – ADR	62,300	908,957
Kinross Gold	48,100	759,980
Newmont Mining	31,800	1,716,246
Victoria Gold*	96,500	60,034
		3,445,217
Real Estate – 0.7%
Forestar Group*	10,100	165,943
Thomas Properties Group*	65,800	211,218
		377,161
Utilities – 5.4%
Ameren	7,200	207,648
American Electric Power	6,500	244,920
Calpine – Escrow Shares*	125,000	13,438
Empire District Electric	22,000	423,720
FirstEnergy	16,875	745,031
GenOn Energy*	83,837	323,611
NV Energy	35,300	541,855
Unitil	22,000	578,600
		3,078,823
Total Common Stocks
(Cost $46,956,717)		52,359,417

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2011

Opportunity Fund
Description	Par	Value
CONVERTIBLE BONDS – 1.4%

Brokers – 0.5%
MF Global Holdings
1.875%, 02/01/2016	$275,000	$272,593

Industrials – 0.5%
Alliant Techsystems
3.000%, 08/15/2024	275,000	305,594

Metals & Mining – 0.4%
Kinross Gold
1.750%, 03/15/2028 (a)	150,000	149,250
1.750%, 03/15/2028	75,000	74,625
		223,875
Total Convertible Bonds
(Cost $791,281)		802,062

CORPORATE BONDS – 0.7%

Diversified Financial Services – 0.4%
Leucadia National
7.000%, 08/15/2013	200,000	216,000

Information Technology – 0.3%
Broadridge Financial Solutions
6.125%, 06/01/2017	175,000	181,608
Total Corporate Bonds
(Cost $333,285)		397,608
	Shares
SHORT-TERM INVESTMENT – 7.3%
Invesco Treasury Portfolio, 0.020%
(Cost $4,170,228)	4,170,228	4,170,228

Total Investments – 100.8%
(Cost $52,251,511)		57,729,315
Other Assets and Liabilities, Net – (0.8%)		(443,107)
Total Net Assets – 100.0%		$57,286,208

*	Non-income producing security
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of June 30, 2011, the value of this investment was $149,250 or 0.3% of total net assets.

ADR – American Depository Receipt

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Assets and Liabilities (Unaudited)
June 30, 2011

	Capital Appreciation Fund	Opportunity Fund
ASSETS:
Investments, at market value
(Cost $55,053,558 and $52,251,511, respectively)	$58,617,206	$57,729,315
Cash	3,032	2,352
Receivable for investment securities sold	604,643	15,985
Receivable for dividends and interest	128,672	55,374
Receivable for capital shares sold	3,240	433,315
Prepaid expenses	14,191	13,987
Total assets	59,370,984	58,250,328

LIABILITIES:
Payable for investment securities purchased	195,386	890,174
Payable for capital shares redeemed	120,729	942
Payable to adviser, net	44,185	42,614
Accrued distribution fees	4,670	4,730
Accrued expenses and other liabilities	25,031	25,660
Total liabilities	390,001	964,120

NET ASSETS	$58,980,983	$57,286,208

COMPOSITION OF NET ASSETS:
Portfolio capital	$54,773,999	$49,276,961
Undistributed net investment income	92,736	15,949
Accumulated net realized gain on investments	548,574	2,515,472
Net unrealized appreciation of investments	3,565,674	5,477,826
Total net assets	$58,980,983	$57,286,208
CAPITAL STOCK, $0.0001 par value
Authorized	500,000,000	500,000,000
Issued and outstanding	3,628,661	3,125,385

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE	$16.25	$18.33

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2011

	Capital Appreciation Fund	Opportunity Fund
INVESTMENT INCOME:
Interest income	$270,203	$27,862
Dividend income	359,463	415,882
Less: Foreign taxes withheld	(8,379)	—
Total investment income	621,287	443,744

EXPENSES:
Investment advisory fees	309,365	280,050
Directors’ fees	27,153	23,978
Administration fees	26,085	24,613
Fund accounting fees	20,186	19,551
Legal fees	17,106	15,112
Transfer agent fees	16,293	15,928
Distribution fees	15,120	13,943
Audit fees	13,394	13,394
Registration fees	12,397	12,305
Other expenses	7,421	6,154
Custodian fees	6,157	5,347
Postage and printing fees	2,442	2,172
Total expenses	473,119	432,547
Less: Fee waivers	(51,258)	(50,661)
Total net expenses	421,861	381,886
NET INVESTMENT INCOME	199,426	61,858

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	771,543	2,286,035
Net change in unrealized
appreciation of investments	49,912	15,466
Net gain on investments	821,455	2,301,501

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,020,881	$2,363,359

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Capital Appreciation Fund
	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
OPERATIONS:
Net investment income	$199,426	$369,052
Net realized gain on investments	771,543	614,148
Net change in unrealized appreciation of investments	49,912	4,942,359
Net increase resulting from operations	1,020,881	5,925,559

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,742,997	13,237,074
Proceeds from reinvestment of distributions	––	1,236,930
Payments for shares redeemed	(2,317,865)	(5,327,060)
Redemption fees	––	1,469
Net increase from capital share transactions	14,425,132	9,148,413

DISTRIBUTIONS PAID FROM:
Net investment income	––	(435,315)
Net realized gains	––	(827,499)
Total distributions to shareholders	––	(1,262,814)

TOTAL INCREASE IN NET ASSETS	15,446,013	13,811,158

NET ASSETS:
Beginning of period	43,534,970	29,723,812
End of period (including undistributed
(distributions in excess of) net investment
income of $92,736 and $(106,690), respectively)	$58,980,983	$43,534,970

TRANSACTIONS IN SHARES:
Shares sold	1,035,583	883,030
Shares issued in reinvestment of distributions	––	77,794
Shares redeemed	(141,874)	(356,268)
Net increase	893,709	604,556

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Opportunity Fund
	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
OPERATIONS:
Net investment income	$61,858	$185,084
Net realized gain on investments	2,286,035	1,502,770
Net change in unrealized appreciation of investments	15,466	3,551,411
Net increase resulting from operations	2,363,359	5,239,265

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,414,990	11,571,265
Proceeds from reinvestment of distributions	––	417,731
Payments for shares redeemed	(2,067,951)	(5,299,701)
Redemption fees	478	534
Net increase from capital share transactions	17,347,517	6,689,829

DISTRIBUTIONS PAID FROM:
Net investment income	––	(248,189)
Net realized gains	––	(187,790)
Total distributions to shareholders	––	(435,979)

TOTAL INCREASE IN NET ASSETS	19,710,876	11,493,115

NET ASSETS:
Beginning of period	37,575,332	26,082,217
End of period (including undistributed
(distributions in excess of) net investment
income of $15,949 and $(45,909), respectively)	$57,286,208	$37,575,332

TRANSACTIONS IN SHARES:
Shares sold	1,086,961	731,881
Shares issued in reinvestment of distributions	––	23,925
Shares redeemed	(114,377)	(330,822)
Net increase	972,584	424,984

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Capital Appreciation Fund
	Six Months					September 28, 2007(1)
	Ended June 30, 2011		Year Ended December 31,			through
	(Unaudited)		2010	2009	2008	December 31, 2007
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$15.92		$13.95	$10.85	$14.94	$15.00

OPERATIONS:
Net investment income	0.06		0.14	0.25	0.08	0.01
Net realized and unrealized
gain (loss) on investments	0.27		2.30	3.09	(4.08)	(0.06)
Total from operations	0.33		2.44	3.34	(4.00)	(0.05)

LESS DISTRIBUTIONS:
From net investment income	––		(0.16)	(0.24)	(0.09)	(0.01)
From net realized gains	––		(0.31)	––	(0.01)	––
Total distributions	––		(0.47)	(0.24)	(0.10)	(0.01)

Paid in capital from redemption fees	––		–– (2)	–– (2)	0.01	––

NET ASSET VALUE:
End of period	$16.25		$15.92	$13.95	$10.85	$14.94

TOTAL RETURN	2.07	%(3)	17.52%	30.74%	(26.67)%	(0.32	)%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$58,981		$43,535	$29,724	$20,091	$8,168
Ratio of expenses to average net assets:
Before expense reimbursement	1.68	%(4)	2.01%	2.38%	3.51%	11.28	%(4)
After expense reimbursement	1.50	%(4)	1.50%	1.50%	1.50%	1.50	%(4)
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	0.53	%(4)	0.55%	1.27%	(1.07)%	(9.38	)%(4)
After expense reimbursement	0.71	%(4)	1.06%	2.15%	0.94%	0.40	%(4)
Portfolio turnover rate	12	%(3)	27%	41%	21%	5	%(3)

(1)	Inception date of the fund.
(2)	Less than $0.01 per share.
(3)	Not Annualized.
(4)	Annualized.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Opportunity Fund
	Six Months					September 28, 2007(1)
	Ended June 30, 2011		Year Ended December 31,			through
	(Unaudited)		2010	2009	2008	December 31, 2007
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$17.45		$15.10	$12.04	$14.96	$15.00

OPERATIONS:
Net investment income	0.03		0.09	0.08	0.05	0.02
Net realized and unrealized
gain (loss) on investments	0.85		2.47	3.06	(2.92)	(0.01)
Total from operations	0.88		2.56	3.14	(2.87)	0.01

LESS DISTRIBUTIONS:
From net investment income	––		(0.12)	(0.08)	(0.06)	(0.02)
From net realized gains	––		(0.09)	––	––	(0.03)
Total distributions	––		(0.21)	(0.08)	(0.06)	(0.05)

Paid in capital from redemption fees	––	(2)	–– (2)	–– (2)	0.01	––

NET ASSET VALUE:
End of period	$18.33		$17.45	$15.10	$12.04	$14.96

TOTAL RETURN	5.04	%(3)	16.94%	26.10%	(19.14)%	0.11	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,286		$37,575	$26,082	$16,025	$5,896
Ratio of expenses to average net assets:
Before expense reimbursement	1.70	%(4)	2.05%	2.51%	4.11%	14.50	%(4)
After expense reimbursement	1.50	%(4)	1.50%	1.50%	1.50%	1.50	%(4)
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	0.04	%(4)	0.04%	(0.27)%	(1.96)%	(12.27	)%(4)
After expense reimbursement	0.24	%(4)	0.59%	0.74%	0.65%	0.73	%(4)
Portfolio turnover rate	22	%(3)	45%	51%	66%	18	%(3)

(1)	Inception date of the fund.
(2)	Less than $0.01 per share.
(3)	Not Annualized.
(4)	Annualized.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited)
June 30, 2011

1.  ORGANIZATION

Prospector Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on June 6, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end diversified management investment company.  The Corporation issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  There are two series presently authorized, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (individually a “Fund” and collectively the “Funds”).  The Funds commenced operations on September 28, 2007.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund:

Security Valuation – Portfolio securities which are traded on an exchange are valued at the last sales price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange or for securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available, the latest bid quotation will be used.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Prospector Partners Asset Management, LLC (the “Adviser” or “Investment Manager”) pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique.  These principles establish a three-tier hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2011

As of June 30, 2011, each fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Capital Appreciation Fund
Common Stocks	$40,178,558	$––	$115,563	$40,294,121
Convertible Bonds	––	12,394,219	––	12,394,219
Corporate Bond	––	789,750	––	789,750
Convertible Preferred Stocks	178,080	––	––	178,080
Short-Term Investments	4,961,036	––	––	4,961,036
Total Investments	$45,317,674	$13,183,969	$115,563	$58,617,206

Opportunity Fund
Common Stocks	$52,345,979	$––	$13,438	$52,359,417
Corporate Bonds	––	397,608	––	397,608
Convertible Bonds	––	802,062	––	802,062
Short-Term Investment	4,170,228	––	––	4,170,228
Total Investments	$56,516,207	$1,199,670	$13,438	$57,729,315

Refer to each Fund’s Schedule of Investments for further sector breakout.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Capital	Opportunity
	Appreciation Fund	Fund
	Common	Common
	Stocks –	Stocks –
	Utilities	Utilities
Balance as of 12/31/2010	$86,000	$10,000
Accrued discounts/premiums	––	––
Realized gain (loss)	––	––
Change in net unrealized appreciation	29,563	3,438
Net purchases (sales)	––	––
Transfers in and/or out of Level 3	––	––
Balance as of 6/30/2011	$115,563	$13,438
Net unrealized appreciation
of Level 3 securities as of June 30, 2011	$29,438	$13,438

Transfers in and/or out of Level 3 are shown using beginning of period values.  During the six months ended June 30, 2011, the Funds recognized no significant transfers to/from Level 1 or Level 2.

The Funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets.  The Funds’ investment objectives allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign exchange contracts, and purchased and written options.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the poten-

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2011

tial for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities.  As of and for the six months ended June 30, 2011, the Funds held no derivative instruments.

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  All short-term capital gains are included in ordinary income for tax purposes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  As of December 31, 2010, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.

Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases:  (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.  The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Expenses – Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based on relative net assets or another appropriate basis.

Other – Investment and shareholder transactions are recorded on the trade date.  Each Fund determines the gain or loss realized from the investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date.  Interest income, including amortization of bond premium and discount, is recognized on an accrual basis.

Subsequent Events – Management has evaluated fund related events and transactions that occurred subsequent to June 30, 2011, through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2011

3.  INVESTMENT TRANSACTIONS

During the six months ended June 30, 2011, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	Purchases	Sales
Capital Appreciation Fund	$18,461,607	$5,934,005
Opportunity Fund	27,294,980	10,443,842

There were no purchases or sales of long-term U.S. Government securities.

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at June 30, 2011, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
	Appreciation	Depreciation	Net	Tax Cost
Capital Appreciation Fund	$7,139,641	$(3,575,993)	$3,563,648	$55,053,558
Opportunity Fund	6,778,811	(1,301,007)	5,477,804	52,251,511

At December 31, 2010, the Funds’ most recently completed fiscal year-end, components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Losses	Appreciation	Earnings
Capital Appreciation Fund	$4,850	$—	$(72,375)	$3,253,628	$3,186,103
Opportunity Fund	––	231,357	(14,268)	5,428,799	5,645,888

As of December 31, 2010, the Funds did not have any capital loss carryovers.  During the year ended December 31, 2010, the Opportunity Fund utilized $1,015,488 in capital loss carryforwards.  As of December 31, 2010, Capital Appreciation Fund and Opportunity Fund had $54,917 and $217, respectively, of deferred, on a tax basis, post-October losses.

There were no distributions paid during the six months ended June 30, 2011.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2011

The tax character of distributions paid during the fiscal year ended December 31, 2010 were as follows:

	Ordinary	Long Term
	Income	Capital Gains	Total
Capital Appreciation Fund	$814,694	$448,120	$1,262,814
Opportunity Fund	210,919	225,060	435,979

4.  AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with the Adviser, with whom certain directors and officers of the Corporation are affiliated, to furnish investment advisory services to the Funds.  Pursuant to this Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.10% as applied to each Fund’s daily net assets.

The Adviser has contractually agreed to waive, through September 30, 2012 its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.50% of its average daily net assets.  Any such waiver or reimbursement may be subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Waived/reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Capital Appreciation Fund	Opportunity Fund
12/31/11	$316,194	$287,941
12/31/12	209,174	194,762
12/31/13	177,007	171,081
12/31/14	51,258	50,661
Total	$753,633	$704,445

As of June 30, 2011, it was possible, but not probable, those amounts would be recovered by the Adviser.  At the end of each fiscal year in the future, the Funds will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the Funds’ shares pursuant to a Distribution Agreement with the Corporation. Each Fund’s shares are sold on a no-load basis and, therefore, Quasar receives no sales commission or sales load for providing services to the Funds.  The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to reimburse Quasar and certain financial intermediaries who assist in distributing each Fund’s shares or who provide shareholder services to Fund shareholders a distribution and/or shareholder servicing fee of up to 0.25% of each Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Funds or Quasar to pay the Fund’s distribution fees and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder services expenses.  During the six months ended June 30, 2011, Capital Appreciation Fund and Opportunity Fund incurred expenses of $15,120 and $13,943, respectively, pursuant to the 12b-1 Plan.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2011

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and fund accountant for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

5.  INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6.  THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by The President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited)
June 30, 2011

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-877-PFI-STOCK or 1-877-734-7862.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-PFI-STOCK or 1-877-734-7862.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-PFI-STOCK or 1-877-734-7862, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

DIRECTORS
John D. Gillespie
Harvey D. Hirsch
Joseph Klein III
Roy L. Nersesian
John T. Rossello, Jr.

INVESTMENT ADVISER
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT  06437

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI  53212

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN  55402

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Plaza
New York, NY  10004

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ directors and is available without charge upon request by calling 1-877-PFI-STOCK.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)*                    /s/John D. Gillespie
John D. Gillespie, President

Date     September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/John D. Gillespie
John D. Gillespie, President

Date     September 7, 2011

By (Signature and Title)*                    /s/Peter N. Perugini, Jr.
Peter N. Perugini, Jr., Treasurer

Date     September 7, 2011

* Print the name and title of each signing officer under his or her signature.